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AXS Market Neutral Fund
AXS MARKET NEUTRAL FUND
Investment Objective
The AXS Market Neutral Fund (the “Fund”) seeks long-term growth of capital independent of stock market direction.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AXS Market Neutral Fund - USD ($)	Investor Class Shares	Class I Shares
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	1.00%	1.00%
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AXS Market Neutral Fund		Investor Class Shares	Class I Shares
Management fees		1.40%	1.40%
Distribution (Rule 12b-1) fees		0.25%	none
Other expenses		3.11%	3.11%
Dividend expense, borrowing costs and brokerage expenses on securities sold short		2.25%
All other expenses		0.86%
Total annual fund operating expenses		4.76%	4.51%
Fee Waivers and Expense Reimbursement1	[1]	(0.81%)	(0.81%)
Total annual fund operating expenses after fee waivers and expense reimbursement		3.95%	3.70%
[1]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.70% and 1.45% of the average daily net assets of the Investor Class shares and Class I shares of the Fund, respectively. This agreement is in effect until January 31, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. Similarly, Cognios Capital (defined below), is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by Cognios Capital to the Predecessor Fund (defined below) prior to the Predecessor Fund’s reorganization on March 5, 2021 for a period ending three years after the date of the waiver or payment. In each case, such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first. Any reimbursement of fees waived or payments made by Cognios Capital to the Predecessor Fund prior to the reorganization must be approved by the Trust’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Expense Example - AXS Market Neutral Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	397	1,361	2,330	4,773
Class I Shares	372	1,291	2,218	4,576

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 127% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by balancing “long” and “short” positions. To do this, the Fund will buy (take long positions in) equity securities of U.S. companies that the Fund’s sub-advisor, Quantitative Value Technologies, LLC d/b/a Cognios Capital (“Cognios Capital” or the “Sub-Advisor”) believes are undervalued and more likely to appreciate and, at the same time, borrow and then sell (take short positions in) equity securities of U.S. companies that the Sub-Advisor believes are likely to underperform the long positions over time. The Fund generally seeks to purchase and sell short common stock of companies that are constituents of the S&P 500® Index. The Fund may invest across different industries and sectors. The Fund may also invest in the securities of issuers of any size.

When the Fund takes a long position, it purchases a stock outright. The Fund increases in value when the market price of the stock exceeds the cost per share to acquire the stock. In addition, the Fund will earn dividend income when dividends are paid on stocks owned by the Fund. When the Fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline or underperform the positions in the long portfolio. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market at a later date and returns it to the lender. The Fund will make money if the market price of the borrowed stock goes down further than the borrowing costs, including dividend expenses when stocks held short pay dividends, and the Fund is able to replace the borrowed stock. While it is not guaranteed, the Sub-Advisor expects that dividend income will exceed dividend expense on an annual basis. Alternatively, if the price of the stock goes up after the short sale and before the short position is closed, the Fund will lose money on that position because it will have to pay more to replace the borrowed stock than the Fund received when the Fund sold the stock short.

Under normal circumstances, the Fund intends to generally remain “market neutral” on a “Beta-adjusted basis.” As used here, Beta is a statistical measure of the sensitivity of a company’s stock price to the movement of a broad stock market index. For the Fund, the Sub-Advisor considers a company’s stock price Beta relative to the S&P 500® Index. A Beta of 1.0 means a stock generally moves up and down in proportion to the movement of the stock market. A Beta greater than 1.0 means a stock generally moves up and down more than the movement of the stock market. A Beta less than 1.0 means that a stock generally moves up and down less than the movement of the stock market. “Beta-adjusted market neutral” means that the Sub-Advisor will attempt to offset 100% of the Fund’s long exposure to the Beta of the broad stock market (i.e., the up and down movements of the S&P 500® Index) by sizing the short positions based on the relative Betas of the long positions compared to the short positions. For example, when the Betas of the short positions are higher than the Betas of the long positions, fewer dollars of short positions are needed to offset the Betas of the long portfolio. In this case, the Fund will be “net long” on a dollar basis (i.e., more dollars invested in the long positions than in the short positions), but will still be “market neutral” on a Beta-adjusted basis. A “Beta-adjusted market neutral” strategy typically seeks to derive total returns strictly from stock picking Alpha, with none of the return over time coming from the general up and down movement of the broader stock market (described further below). Over time, since the Fund is Beta-adjusted market neutral, the Fund’s total return is expected to be largely independent of the positive or negative total returns of the broad stock market.

An actively managed stock portfolio’s gross investment return is generally driven by three factors: (i) the overall stock market’s return (i.e., in the Fund’s case, the overall stock market’s return is measured using the S&P 500® Total Return Index, the Fund’s benchmark); (ii) the sensitivity of the portfolio to changes in prices in the overall stock market (i.e., the portfolio’s Beta relative to the stock market); and (iii) the Sub-Advisor’s ability to do better or worse than what would be predicted by multiplying the market’s return by the portfolio’s Beta (i.e., (i) times (ii) above). This last component (iii) is called Alpha and is the risk-adjusted (i.e., Beta-adjusted) outperformance or underperformance of the portfolio relative to the stock market. Since the Fund has generally attempted to hedge all of the overall market’s returns on a Beta-adjusted basis through its short positions, all of the Fund’s net return is expected to be solely the Alpha generated by the Sub-Advisor, less all of the Fund’s fees and expenses. Positive Alpha can be generated if the stocks selected for the long portfolio exceed the performance of the S&P 500® Total Return Index and/or if the stocks selected for the short portfolio underperform the S&P 500® Total Return Index, less all of the Fund’s fees and expenses.

By employing this long/short Beta-adjusted market neutral investment strategy, the Fund seeks to limit its volatility relative to movements in the overall stock market and limit downside risk during market declines. The Fund may achieve a gain if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole, even if the short positions generate a loss, as long as the loss in the short portfolio does not exceed the gain in the long portfolio. Conversely, the Fund may incur a loss if the securities in its short portfolio outperform the securities in its long portfolio. The Sub-Advisor attempts to achieve returns for the Fund that at least exceed the return on short-term fixed-income securities, with the broader goal of generating attractive risk-adjusted total returns compared to the S&P 500® Total Return Index.

The Fund may use borrowings or short sales for investment purposes (i.e., leverage). The Fund’s use of short positions will add financial leverage that is similar to borrowing money for investment purposes. In determining when and to what extent to employ leverage, the Sub-Advisor will consider factors such as the relative risks and returns expected from the portfolio as a whole and the costs of such transactions. Borrowings may be structured as secured or unsecured loans and may have fixed or variable interest rates. The Fund may borrow or use short sales (i.e., leverage) to the maximum extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will use leverage when the Sub-Advisor believes the return from the additional investments will be greater than the costs associated with the borrowing. The Fund may at times hold long and short positions that in the aggregate exceed the value of its net assets (i.e., so that the Fund is effectively leveraged).

The Sub-Advisor selects securities for purchase or short sale using its proprietary ROTA/ROME® selection and portfolio construction methodology. ROTA/ROME® focuses on a company’s Return on Total Assets (“ROTA”) and Return on Market Value of Equity (“ROME”) in order to identify companies whose per share intrinsic value has diverged significantly from the current market price of its stock.

ROTA, or Return on Total Assets, measures the profits that a company has earned on the capital invested in the business. The portfolio managers believe that companies with higher ROTAs are more attractive investment opportunities than companies with lower ROTAs because a business that has a high ROTA and can maintain that high ROTA over long periods of time most likely has some sort of competitive advantage in the marketplace that gives it an edge over its competition.

ROME, or Return on Market Value of Equity, divides a company’s profits by its current stock price. This “profit yield” is similar in concept to a bond’s “yield.” Like a bond yield, a higher ROME yield generally means that a company’s stock price is lower and cheaper. Similarly, a low ROME yield means the company’s stock price is higher and thus more expensive than that of other companies.

The Sub-Advisor uses these two metrics together to determine if a particular company is an attractive business (i.e., ROTA) and whether that company’s stock is cheap or expensive (i.e., ROME).

The Sub-Advisor will periodically reconstitute and rebalance the Fund’s portfolio according to its quantitative investment strategy, which may result in significant portfolio turnover. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Fund’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders as ordinary income.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the S&P 500® Total Return Index, a broad-based market index, and an additional index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.axsinvestments.com or by calling the Fund at 1-833-AXS-ALTS (1-833-297-2587). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund acquired the assets and liabilities of the AXS Market Neutral Fund (formerly, the Cognios Market Neutral Large Cap Fund), a series of M3Sixty Funds Trust (the “Predecessor Fund”), following the reorganization of the Predecessor Fund on March 5, 2021. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for the periods prior to March 5, 2021 reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Calendar-Year Total Return (before taxes) for Class I Shares

For each calendar year at NAV

Class I Shares
Highest Calendar Quarter Return at NAV	9.16%	Quarter Ended 12/31/2021
Lowest Calendar Quarter Return at NAV	(5.02)%	Quarter Ended 09/30/2016

Average Annual Total Returns (for periods ended December 31, 2023)
Average Annual Returns - AXS Market Neutral Fund	Label	One Year		Five Years		Ten Years
Class I Shares	Return Before Taxes	(0.28%)		3.08%		3.60%
Investor Class Shares	Return Before Taxes	(0.59%)		2.82%		3.36%
Return After Taxes on Distributions | Class I Shares	Return After Taxes on Distributions	(0.60%)	[1]	3.01%	[1]	3.00%	[1]
Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares	Return After Taxes on Distributions and Sale of Fund Shares	0.06%	[1]	2.38%	[1]	2.59%	[1]
S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)	26.29%	[2]	15.69%	[2]	12.03%	[2]
Bloomberg Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	Bloomberg Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	5.53%		1.10%		1.81%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I Shares.
[2]	The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. It is a market-value weighted index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.